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February 6, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:	Security Equity Fund - File Nos.: 002-19458 and 811-01136 Security Large Cap Value Fund - File Nos.: 002-12187 and 811-00487 Security Mid Cap Growth Fund - File Nos.: 811-01316 and 002-32791

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information do not differ from that contained in Security Equity Fund’s Post-Effective Amendment No. 102, Security Mid Cap Growth Fund’s Post-Effective Amendment No. 55, and Security Large Cap Value Fund’s Post-Effective Amendment No. 98. All of these Post-Effective Amendments were filed electronically on January 31, 2006.

If you have any questions concerning this filing, please contact me at (785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Equity Fund
Security Large Cap Value Fund
Security Mid Cap Fund

One Security Benefit Place * Topeka, Kansas 66636-0001